17. TRANSACTIONS WITH RELATED PARTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Transactions With Related Parties Details Narrative
Related party consulting fees	$ 0	$ 0	$ 1,167